CAPITAL (Details) (Parenthetical) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Ordinary shares [member]
Disclosure Of Capital [Line Items]
Par value per share	$ 500	$ 500
Preference shares [member]
Disclosure Of Capital [Line Items]
Par value per share	$ 500	$ 500